Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of reconciliation of the redeemable non-controlling interests
January 1, 2021	$24,980
Net income attributable to redeemable non-controlling interest	3,517
Increase in value of put options of redeemable non-controlling interests	4,026
Dividend declared to redeemable non-controlling interest	(3,664)
Increase in redeemable non-controlling interest as part of acquisitions	719
Foreign currency translation adjustments	854
December 31, 2021	$30,432

Schedule of trade receivables net of an allowance
	December 31,
	2021	2020
Trade receivables	$122,046	$95,953
Allowance for credit losses	5,071	3,967
	$116,975	$91,986

Schedule of property and equipment, net
Years
Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 - 5 (mainly 5)

Schedule of stock-based compensation expense related to employee stock options
	Year ended December 31,
	2021	2020	2019
Selling and marketing	$956	$-	$74